Consolidated Condensed Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Current asset:
Cash and cash equivalents	$ 1,586,413	$ 2,010,325	$ 456,502
Accounts receivable - trade, net of allowances	6,625,980	3,089,932	2,943,954
Inventories, net of reserve	3,905,498	4,626,569	4,164,116
Deferred charges	3,449,710
Prepaid expenses and other current assets	1,602,017	388,006	447,036
Total current assets	17,169,618	10,114,832	8,011,608
Property and equipment, net of accumulated depreciation	286,131	29,752	60,040
Intangible assets, net of accumulated amortization	6,795,851	6,126,558	6,833,477
Goodwill	4,483,069	4,181,991	4,181,991
Other assets	481	292	33,262
Total assets	28,735,150	20,453,425	19,120,378
Current liabilities:
Accounts payable and accrued expenses	2,989,146	2,502,962	4,453,893
Accounts payable and accrued expenses - related parties	5,482,802	4,391,713	3,754,050
Warranty reserve	978,918	491,956
Short-term debt	2,938,389	752,449	2,791,582
Short-term debt - related party	327,333	54,000	876,550
Current portion of earn-out payable - related party	136,667
Convertible notes payable - related party	50,000	50,000	50,000
Deferred revenues - short-term	5,749,610	1,127,423	495,603
Derivative liabilities	1,088,423	1,857,252
Other short-term liabilities			251,537
Total current liabilities	19,741,288	11,227,755	12,673,215
Long-term debt - related party	382,667		4,060,785
Earn-out payable - related party	273,333
Deferred revenues - long-term	163,353	175,294	272,123
Total liabilities	20,560,641	11,403,049	17,006,123
Commitments and contingencies
Stockholders' equity:
Preferred stock, value	25	25	127
Common stock, value	1,017	956	461
Additional paid-in capital	26,850,520	21,125,956	7,615,732
Subscriptions receivable	(225)	(325)	(325)
Accumulated deficit	(18,605,459)	(12,028,388)	(5,488,822)
Other comprehensive loss	(71,369)	(47,848)	(12,918)
Total stockholders' equity	8,174,509	9,050,376	2,114,255
Total liabilities and stockholders' equity	$ 28,735,150	$ 20,453,425	$ 19,120,378

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis